Leases - Amounts recognized in profit and loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charges of right of use assets	¥ 567,195	¥ 611,844	¥ 727,173
interest expenses	60,870	70,388	81,194
Shortterm lease cost	512,492	400,926	416,215
Variable lease cost	78,700	97,548	150,994
Total lease cost	1,219,257	1,180,706	1,375,576
Increase in the right-of-use assets	659,748	534,313	978,608
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charges of right of use assets	332,626	377,025	434,431
Data centers
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charges of right of use assets	139,155	128,043	132,313
Others
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charges of right of use assets	¥ 95,414	¥ 106,776	¥ 160,429